SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

29— SEGMENT INFORMATION

Our activity is organized into three divisions: HIFU, ESWL (including lithotripsy activities) and Distribution. Through these three divisions, we develop, produce, market and distribute non-invasive medical devices, mainly for urological diseases. HIFU division includes sales of Focal One, Ablatherm and related consumables and services, ESWL division includes revenues generated by the existing Sonolith range of lithotripters and, Distribution division includes the sale of complimentary products such as lasers, micro-ultrasound systems and other products from third parties.

The organization of our activities into three divisions better clarified our vision and enhanced our financial reporting of our three businesses HIFU, ESWL and Distribution. This new structure also allows for an improved measurement of our business progress.

The business in which the Company operates is the development, production and distribution of non-invasive medical devices, primarily for the treatment of urological diseases. The segments derive their revenues from this activity.

The following tables set forth the key Statement of loss figures, by segment for fiscal years 2024, 2023 and 2022 and the key balance sheet figures, by segment, for fiscal years 2024, 2023 and 2022. Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies and they are reviewed by the CODM, who is the CEO. The CODM uses operating income (loss) as the measure of profit or loss to allocate resources, assess performance, and monitor budgets against actual results. Interest income and expense, current and deferred income taxes are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	Year Ended December 31,
	2024	2023	2022
Segment operating loss	(20,534)	(19,813)	(4,257)
Interest income (expense), net	560	1,079	236
Foreign Currency exchange (losses) gains, net	1,246	(1,799)	1,925
Income tax (expense) benefit	(289)	(644)	(837)
Consolidated net loss	(19,018)	(21,178)	(2,933)

A summary of the Company’s operations by segment is presented below for years ended December 31, 2024, 2023 and 2022:

	HIFU	ESWL	DISTRIB	Reconciling	Total
2024	Division	Division	Division	Items	consolidated
Sales of goods	14,825	3,481	25,731	—	44,037
Sales of RPPs & leases	6,273	1,033	304	—	7,610
Sales of spare parts and services	2,741	4,468	5,258	—	12,468
Total sales	23,839	8,982	31,293	—	64,114
External other revenues	—	—	—	—	—
Total revenues	23,839	8,982	31,293	—	64,114
Total COS	(11,567)	(5,496)	(20,495)	—	(37,558)
Gross profit	12,272	3,486	10,798	—	26,556
R&D expenses	(6,693)	(365)	(668)	—	(7,726)
Selling and marketing expenses	(15,546)	(1,305)	(8,429)	—	(25,281)
G&A expenses	(7,492)	(606)	(2,271)	(3,714)	(14,083)
Total expenses	(29,731)	(2,276)	(11,368)	(3,714)	(47,090)
Operating income (loss) from operations	(17,459)	1,210	(571)	(3,714)	(20,534)
Total Assets	29,954	11,623	32,770	11,716	86,063
Capital expenditures	3,096	306	718	—	4,120
Non-current assets	8,962	1,467	4,888	—	15,318
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2023	Division	Division	Division	Items	consolidated
Sales of goods	13,510	3,844	24,980	—	42,333
Sales of RPPs & leases	4,935	955	286	—	6,176
Sales of spare parts and services	2,152	5,109	4,653	—	11,914
Total sales	20,596	9,908	29,919	—	60,423
External other revenues	—	—	—	—	—
Total revenues	20,596	9,908	29,919	—	60,423
Total COS	(10,112)	(6,268)	(19,632)	—	(36,012)
Gross profit	10,484	3,640	10,287	—	24,411
R&D expenses	(5,755)	(764)	(444)	—	(6,963)
Selling and marketing expenses	(13,524)	(1,636)	(7,466)	—	(22,626)
G&A expenses	(5,983)	(1,471)	(2,625)	(4,556)	(14,634)
Total expenses	(25,262)	(3,871)	(10,535)	(4,556)	(44,224)
Operating income (loss) from operations	(14,778)	(232)	(248)	(4,556)	(19,813)
Total Assets	22,443	12,798	31,400	24,908	91,548
Capital expenditures	3,577	288	479	—	4,344
Non-current assets	6,516	2,105	4,448	—	13,069
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2022	Division	Division	Division	Items	consolidated
Sales of goods	9,437	4,880	24,145	—	38,462
Sales of RPPs & leases	4,287	1,058	272	—	5,617
Sales of spare parts and services	1,909	5,630	3,491	—	11,030
Total sales	15,634	11,568	27,907	—	55,108
External other revenues	—	—	—	—	—
Total revenues	15,634	11,568	27,907	—	55,108
Total COS	(6,788)	(6,732)	(17,396)	—	(30,916)
Gross profit	8,846	4,836	10,511	—	24,193
R&D expenses	(3,525)	(950)	(444)	—	(4,920)
Selling and marketing expenses	(8,083)	(1,887)	(6,409)	—	(16,379)
G&A expenses	(2,131)	(1,077)	(1,690)	(2,254)	(7,152)
Total expenses	(13,739)	(3,914)	(8,543)	(2,254)	(28,450)
Operating income (loss) from operations	(4,894)	922	1,968	(2,254)	(4,257)
Total Assets	16,293	12,997	26,407	45,426	101,123
Capital expenditures	1,715	307	356	—	2,378
Non-current assets	4,269	2,149	4,187	—	10,605
Goodwill	645	496	1,271	—	2,412